Financial Instruments - classification - Gains and losses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments
Gains on financial assets/liabilities designated as at fair value through profit or loss	£ 60	£ 13	£ 388
Loss on disposal or settlement of loans and receivables	£ (35)	£ (277)	£ (558)